Financial instruments and financial risk management (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Disclosure of fair value measurement of assets

Financial assets and liabilities as of December 31, 2024, and 2023 are presented below.

December 31, 2024	Financial assets at amortized cost	Financial liabilities at amortized cost
	$	$
Cash and cash equivalents	16,393	-
Trade and other receivables	2,144	-
Restricted cash equivalents	123	-
Payables and accrued liabilities	-	4,712
	18,660	4,712

December 31, 2023	Financial assets at amortized cost	Financial liabilities at amortized cost
	$	$
Cash and cash equivalents	6,678	-
Trade and other receivables	290	-
Restricted cash equivalents	8	-
Payables and accrued liabilities	-	1,012
	6,976	1,012

Disclosure of foreign exchange risk

December 31, 2024		Foreign Exchange Risk (US$)
	Carrying Amount (US$)	-10% Net Income and Equity	+10% Net Income and Equity
Financial assets
Trade receivables	1,847	185	(185)

Financial liabilities
Accounts payable and accrued liabilities	90	(9)	9
Total increase (decrease)		176	(176)

December 31, 2023		Foreign Exchange Risk (US$)
	Carrying Amount (US$)	-10% Net Income and Equity	+10% Net Income and Equity
Financial assets
Trade receivables	95	10	(10)

Financial liabilities
Accounts payable and accrued liabilities	42	(4)	4
Total increase (decrease)		6	(6)

December 31, 2022		Foreign Exchange Risk (US$)
	Carrying Amount (US$)	-10% Net Income and Equity	+10% Net Income and Equity
Financial assets
Trade receivables	1,571	157	(157)

Financial liabilities
Accounts payable and accrued liabilities	732	(73)	73
Total increase (decrease)		84	(84)